CONTINGENT LIABILITIES - Reserves Roll Forward (Details) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 16, 2022 USD ($)	Jul. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) examination	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				$ 13,615
Balance at end of year				16,448	$ 13,615
Gross amount set off in the balance sheet				4,088
Grupo Assa Corp
Reconciliation of changes in other provisions [abstract]
Gross amount set off in the balance sheet				6,690	6,071
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				185	5	$ 53
Additions				293	370	8
Recovery				(94)	(1)	(10)
Utilization of provision for contingencies				(216)	(89)	(38)
Foreign exchange				(54)	(100)	(8)
Balance at end of year			$ 5	114	185	5
Claim settlement				216	89	38
Claim recovery				94	1	10
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				13,430	9,632	10,130
Additions				923	4,260	863
Additions related to business combinations				4,159	569	0
Recovery				(1,987)	(270)	(258)
Utilization of provision for contingencies				(1,028)	(961)	(509)
Foreign exchange				837	200	(594)
Balance at end of year			9,632	16,334	13,430	9,632
Claim settlement				1,028	961	509
Claim recovery				1,987	270	258
Reserve for regulatory claims | Grupo Assa Brazil
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				10,858
Balance at end of year				$ 11,477	10,858
Number of examinations | examination				2
Reserve for regulatory claims | Non-U.S. Subsidiaries
Reconciliation of changes in other provisions [abstract]
Additions			1,300
Payment toward tax assessment	$ 961
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				$ 0	0	2,400
Additions				0	700	5,166
Utilization of provision for contingencies				0	(700)	(7,566)
Balance at end of year			$ 0	0	0	0
Claim settlement				$ 0	$ 700	$ 7,566
Reserve for commercial claims | Globant LLC
Reconciliation of changes in other provisions [abstract]
Recovery		$ (2,700)
Utilization of provision for contingencies		(7,250)
Claim settlement		7,250
Claim recovery		$ 2,700